Derivative Financial Instruments (Tables) - Forge Nano, Inc.	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments
Summary of warrants

	Warrant Shares
	2025	2024
Beginning balance	339,299	404,729
Granted	—	—
Exercised	(26,172)	(65,430)
Expired	—	—
Ending balance	313,127	339,299

Summary of fair value of derivatives

	2025	2024
Derivatives not designated as hedging instruments:
Conversion feature embedded in convertible debt (Note 16)	$—	$393
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	5,624	6,264
Total derivatives not designated as hedging instruments	$5,624	$6,657

Summary of inputs and assumptions were used to value the warrants	The following inputs and assumptions were used to value the warrants during as of December 31, 2025 and 2024:

	Warrants
	2025	2024
Expected volatility	50.00%	50.00%
Risk-free rate	4.17%	4.58%
Event date	June 4, 2026	December 5, 2024
Term (in years)	0.68	0.93

	Conversion Feature
	2025	2024
Expected volatility	—	50.00%
Risk-free rate	—	3.80%
Event date	—	July 5, 2024
Term (in years)	—	2.53

Summary of gain or loss recognized in the statement of operations attributable to derivative instruments

	Amount of Loss Recognized in Earnings		Reported in Statement
	2025	2024	of Operations
Derivative - conversion feature embedded in convertible debt (Note 16)	$—	$—	Interest expense
Change in fair market value	536	366	Interest expense